Tortoise Midstream Energy Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021
	Shares	Fair Value
Master Limited Partnerships - 80.1%(1)
Crude Oil Pipelines - 11.9%(1)
United States - 11.9%(1)
BP Midstream Partners LP	522,549	$5,962,284
Plains All American Pipeline, L.P.	1,452,139	12,256,053
Shell Midstream Partners, L.P.	252,502	2,764,897
		20,983,234

Natural Gas/Natural Gas Liquids Pipelines - 27.1%(1)
United States - 27.1%(1)
DCP Midstream, LP	565,289	12,357,218
Energy Transfer LP	1,462,141	11,170,757
Enterprise Products Partners L.P.	1,146,301	24,439,137
		47,967,112
Natural Gas Gathering/Processing - 5.1%(1)
United States - 5.1%(1)
Western Midstream Partners, LP	545,204	9,066,743

Renewable Infrastructure - 8.6%(1)
United States - 8.6%(1)
Enviva Partners LP	50,640	2,685,439
NextEra Energy Partners, LP	172,099	12,501,271
		15,186,710
Refined Product Pipelines - 27.4%(1)
United States - 27.4%(1)
Magellan Midstream Partners, L.P.	502,672	20,946,342
MPLX LP	894,030	21,286,854
NuStar Energy L.P.	352,575	6,311,093
		48,544,289

Total Master Limited Partnerships (Cost $167,338,315)		141,748,088

Common Stock - 47.5%(1)
Natural Gas/Natural Gas Liquids Pipelines - 30.5%(1)
United States - 30.5%(1)
Kinder Morgan Inc.	941,355	13,837,919
ONEOK, Inc.	319,801	14,163,986
The Williams Companies, Inc.	1,136,873	25,966,179
		53,968,084
Natural Gas Gathering/Processing - 10.2%(1)
United States - 10.2%(1)
Equitrans Midstream Corp.	707,241	5,113,355
Hess Midstream Partners LP	45,146	946,712
Targa Resources Corp.	385,185	11,913,772
		17,973,839
Renewable Infrastructure - 5.1%(1)
United States - 5.1%(1)
Algonquin Power Utilities Corp.	87,365	1,350,663
Atlantica Sustainable Infrastructure PLC	162,050	5,858,108
Clearway Energy Inc.	66,778	1,833,724
		9,042,495

Solar - 1.7%(1)
United States - 1.7%(1)
Sunnova Energy Intl Inc.	68,594	3,075,755
		3,075,755

Total Common Stock (Cost $70,286,781)		84,060,173

Preferred Stock - 6.2%(1)
Natural Gas/Natural Gas Liquids Pipelines - 5.1%(1)
United States - 5.1%(1)
Altus Midstream Company Preferred(2)(3)	7,455,805	9,026,966

Renewable Infrastructure - 1.1%(1)
United States - 1.1%(1)
NextEra Energy Inc.	39,095	1,898,844

Total Preferred Stock (Cost $9,355,822)		10,925,810

Corporate Bonds - 1.2%(1)
Natural Gas Gathering/Processing - 1.2%(1)
United States - 1.2%(1)
Enlink Midstream Partners, 6.000%, Perpetual	3,400,000	2,027,250

Total Corporate Bonds (Cost $2,687,097)		2,027,250

Special Purpose Acquisition Company - 9.3%(1)
Energy Technology - 9.3%(1)
United States - 9.3%(1)
Bluescape Opportunities Acquisition Corp.	98,145	1,052,114
Climate Change Crisis Real Impact Class A	34,328	531,397
Climate Real Impact Solutions II Acquisition Corp.	61,833	680,163
Decarbonization Plus Acquisition II	30,586	325,129
ECP Environmental Growth Opportunities Corp.	45,814	487,919
European Sustainable Growth Acquisition Corp.	66,738	706,755
Flame Acquisition Corp.	64,400	647,220
Hennessy Captial Investment Corp. V	264,784	2,875,554
Kensington Capital Acquisition Corp. II	15,221	166,670
Northern Genesis Acquisition Unit	42,595	465,563
Power & Digital Infrastructure Acquisition Corp.	53,450	579,933
Qell Acquisition Corp.	47,719	568,811
Queen's Gambit Growth Capital	62,179	655,988
Rice Acquisition Corp.	73,482	802,423
RMG Acquisition Corp III	38,232	401,436
Spartan Acquisition Corp III	45,814	480,131
Spring Valley Acquisition Equity	116,000	1,229,600
Star Peak Corp II	39,754	449,220
Star Peak Energy Transition	31,743	1,084,976
Sustainable Development Acquisition I Corp	76,464	802,872
Switchback II Corp	41,552	473,693
Warrior Technologies Acquisition Co.	90,686	907,767

Total Special Purpose Acquisition Company (Cost $14,594,609)		16,375,334

Warrants - 0.3%(1)
Energy Technology - 0.3%(1)
Bluescape Opportunities Acquisition Corp. Warrant	49,072	105,506
Climate Change Crisis Real Impact Warrant	47,522	173,454
Qell Acquisition Corp. Warrant	21,209	63,626
Spring Valley Acquisition Equity Warrant	58,000	122,960
Rice Acquisition Corp. Warrant	48,988	111,203

Total Warrants (Cost $398,960)		576,749

Short-Term Investment - 0.2%(1)
United States Investment Company - 0.2%(1)
First American Government Obligations Fund, 0.01%(4) (Cost $304,919)	304,919	304,919

Total Investments - 144.8%(1) (Cost $264,966,503)		256,018,323
Other Assets and Liabilities - (6.0%)(1)		(10,552,461)
Credit Facility Borrowings - (23.2)%(1)		(41,100,000)
Senior Notes - (8.7)%(1)		(15,320,856)
Mandatory Redeemable Preferred Stock at Liquidation Value - (6.9)%(1)		(12,218,925)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$176,826,081

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $9,026,966, which represents 5.1% of net assets. See Note 6 to the financial statements for further disclosure.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(4)	Rate indicated is the current yield as of February 28, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2021.  These assets and liabilities are measured on a recurring basis.

NTG:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Master Limited Partnerships(a)	$141,748,088	$-	$-	$141,748,088
Common Stock(a)	84,060,173	-	-	84,060,173
Preferred Stock(a)	1,898,844	-	9,026,966	10,925,810
Corporate Bonds(a)	-	2,027,250	-	2,027,250
Warrants(a)	576,749	-	-	576,749
Special Purpose Acquisition Companies(a)	16,375,334			16,375,334
Short-Term Investment(b)	304,919	-	-	304,919
Total Assets	$244,964,107	$2,027,250	$9,026,966	$256,018,323

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended  February 28, 2021:

Preferred Stock	NTG
Balance – beginning of period	$21,034,615
Purchases	-
Return of capital	-
Sales	(12,252,000)
Total realized gain/loss	1,892,450
Change in unrealized gain/loss	(1,648,099)
Balance – end of period	$9,026,966

Convertible Bond	NTG
Balance – beginning of period	$2,753,269
Purchases	-
Return of capital	-
Sales	-
Corporate Actions	(2,753,269)
Total realized gain/loss	-
Change in unrealized gain/loss	-
Balance – end of period	$-

NTG
Change in unrealized gain/loss on investments still held at February 28, 2021	$(1,648,099)